Investments in associates (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments In Associates [Abstract]
Disclosure of company's investments in associates [Table Text Block]
	Dolly Varden	UMS	Total
Carrying amount at December 31, 2021	$-	$-	$-
Acquisition of equity investment	60,439	151	60,590
Disposal (note 1)	(12,280)	-	(12,280)
Company's share of net loss of associates	(5,856)	(24)	(5,880)
Carrying amount at December 31, 2022	$42,303	$127	$42,430
Company's share of net loss of associates	(6,177)	(5)	(6,182)
Carrying amount at December 31, 2023	$36,126	$122	$36,248

Disclosure of reconciliation of impairment expense [Table Text Block]
Carrying amount, investment in Dolly Varden	$55,265
Equity interest transferred to held for sale	22.2%
Carrying amount transferred to asset held for sale	12,280
Less: FVLCD	(6,774)
Impairment expense recognized	$5,506

Disclosure of company's share of net loss of associates [Table Text Block]
Year ended December 31, 2022	Dolly Varden	UMS	Total
Cost recoveries	$-	$(4,412)	$(4,412)
Exploration and evaluation	16,936	1,642	18,578
Marketing	1,057	312	1,369
Share-based compensation	1,786	2,433	4,219
Administrative and other	(508)	121	(387)
Net loss of associate, 100%	19,271	96	19,367
Average equity interest for the year	30.4%	25%
Company's share of net loss of associates	$5,856	$24	$5,880
Year ended December 31, 2023	Dolly Varden	UMS	Total
Cost recoveries	$-	$(5,517)	$(5,517)
Exploration and evaluation	24,806	1,907	26,713
Marketing	1,409	464	1,873
Share-based compensation	1,971	-	1,971
Administrative and other	(1,536)	3,166	1,630
Net loss of associate, 100%	26,650	20	26,670
Average equity interest for the period	23.18%	25%
Company's share of net loss of associates	$6,177	$5	$6,182

Disclosure of company's equity share of net assets of associate [Table Text Block]
	Dolly Varden	UMS
Current assets	$28,914	$879
Non-current assets	155,198	2,750
Current liabilities	(4,100)	(1,654)
Non-current liabilities	-	(1,467)
Net assets, 100%	180,012	508
Company's equity share of net assets of associate	$42,303	$127

Disclosure of total transactions for the period [Table Text Block]
	Years ended December 31
	2023	2022	2021
Exploration and evaluation costs	$872	$590	$215
General and administration	714	841	384
Total transactions for the year	$1,586	$1,431	$599